long-term debt (Details) $ in Millions, $ in Billions	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 19,864		$ 18,976
Lease liabilities	1,764		1,876
Long-term debt	21,628		20,852		$ 19,932
Current	3,146		2,927
Non-current	18,482		17,925
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	16,459		15,258
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,922		1,900
Long-term debt	1,900	$ 1.5	1,900	$ 1.5
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	199		448
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	984		1,062
Other.
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 300		$ 308